Annual Total Returns- JPMorgan Mid Cap Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Mid Cap Equity Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.80%)	18.10%	36.74%	12.86%	0.15%	7.36%	21.35%	(8.29%)	32.91%	22.63%